Note 1 - Organizational and Significant Accounting Policies (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2007	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	May 12, 2011	Jul. 02, 2007
Shares, Outstanding (in Shares)									22,249,841
Preferred Stock, Shares Outstanding (in Shares)						750,000		750,000
Common Stock, Shares, Outstanding (in Shares)		234,451,771		234,451,771		223,635,129	114,020,135		33,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Proceeds from Divestiture of Businesses (in Dollars)	$ 100,000
Billed Contracts Receivable (in Dollars)		502,045		502,045		297,451
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				15,100,000		10,400,000
Research and Development Expense (in Dollars)		$ 242,999	$ 269,062	$ 498,823	$ 497,732	$ 983,276	$ 842,425
Shares Subject to an Unvested Common Stock Purchase Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)						4,700,000
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in Shares)		0		0		0	705,453		500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in Shares)		1,000		1,000		1,000	1,000		1,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
WHE Subsidiary [Member]
Equity Method Investment, Ownership Percentage						82.50%
Noncontrolling Interest, Ownership Percentage by Parent		82.50%		82.50%
TeamSteam [Member]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%		100.00%